Trade Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2023
Trade Receivables, Net [Abstract]
Schedule of Trade Receivables, Net
	December 31,
	2023	2022
	U.S. Dollars in thousands
Open accounts:
In NIS	$9,084	$9,469
In USD	10,642	17,659
	$19,726	$27,128
Checks receivable	151	124

	$19,877	$27,252
Less allowance for doubtful accounts(1)	-	-

Total Trade receivables, net	$19,877	$27,252
(1)	As of December 31, 2023 and 2022 no allowance for doubtful accounts was recognized.

Schedule of Analysis of Past Due but Not Impaired Trade Receivables	An analysis of past due but not impaired trade receivables with reference to reporting date:
	Past due trade receivables with aging of
	Neither past due nor impaired	Up to 30 Days	31-60 Days	61-90 Days	91-120 Days	Over 121 days	Total
December 31, 2023	$18,294	$1,391	$11	$10	$26	$145	$19,877
December 31, 2022	$22,710	$3,260	$788	$84	$7	$402	$27,252